Leases - Supplemental Cash Flow Information related to Operating Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Lessee Disclosure [Abstract]
Cash payments for operating leases included in the measurement of operating lease liabilities	¥ 109,738	$ 15,692	¥ 102,214	¥ 110,206
Operating leases assets obtained in exchange for operating lease obligations	¥ 20,011	$ 2,862	¥ 10,296	¥ 91,025